UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21229

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Annual Report

September 30, 2013

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report September 30, 2013

Eaton Vance

Municipal Bond Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Endnotes and Additional Disclosures	12

Financial Statements	13

Report of Independent Registered Public Accounting Firm	65

Federal Tax Information	66

Annual Meeting of Shareholders	67

Dividend Reinvestment Plan	68

Board of Trustees’ Contract Approval	70

Management and Organization	73

Important Notices	76

Eaton Vance

Municipal Bond Funds

September 30, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the first seven months of the fiscal year ended September 30, 2013, interest rates declined to historic lows, driven by highly accommodative monetary policies instituted by central banks around the world. In December 2012, the U.S. Federal Reserve (the Fed) replaced Operation Twist, the central bank’s swapping of its short-term holdings for long-term Treasury bonds, with outright purchases of $45 billion of Treasuries each month. This was in addition to the monthly purchase of approximately $40 billion of agency mortgage-backed securities that it had begun just a few months before. These actions combined to put extraordinary downward pressure on yields, driving many investors to look for other sources of income. One beneficiary was the municipal bond market, which rallied during the first seven months of the period in response to strong investor demand.

In late May 2013, however, Fed Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline dramatically in value.

Historic outflows had a particularly significant effect on the municipal bond market because, unlike other domestic fixed-income asset classes, the municipal market is primarily retail based and is generally impacted more by the actions of small individual investors than the other fixed-income asset classes. Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income classes, heavy selling in municipals continued through August 2013. The selling abated in September 2013, after the Fed surprised the markets again by postponing its tapering of QE that many investors had thought was imminent. The Barclays Municipal Bond Index2 — an unmanaged index of municipal bonds traded in the United States — declined 2.21% for the one-year period, while the Funds’ benchmark, the Barclays Long (22+) Year Municipal Bond Index (the Index), lost 5.06%.

During the period, additional pressure on the municipal market came from the city of Detroit’s bankruptcy filing on July 18, 2013 and heightened attention to Puerto Rico’s fiscal woes throughout September 2013. Although

Detroit’s bankruptcy was not a surprise, because the city’s fiscal problems had been well-documented for many years, the bankruptcy’s negative headlines injected additional fear into the municipal bond market. That fear, combined with Puerto Rico’s well-publicized fiscal challenges, drove both institutional and retail investors to sell Puerto Rico bonds, exerting additional downward pressure on the market value of the bonds in late August and September 2013 as the Funds’ fiscal year was ending.

Fund Performance

For the fiscal year ended September 30, 2013, all of the Funds’ shares at net asset value (NAV) underperformed the -5.06% return of the Index.

The Funds’ overall strategy is to invest normally in higher-quality bonds (rated A7 or higher) with maturities of 10 years or more in order to capture their typically higher yields and a greater income stream.

Management hedges to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures and/or interest rate swaps in seeking to mitigate risk. As a risk management tactic within the overall Fund strategy, interest-rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of negative performance by municipal bonds, the Funds’ hedging through Treasury futures mitigated some of the downside and, thus, added to the performance of all Funds except the Michigan and Ohio Funds, relative to the Index.

The Funds’ use of leverage6 hurt performance versus the Index during the period. In managing the Funds, management employs leverage to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market. Leverage magnifies a fund’s exposure to its underlying investments in both up and down markets. During this period of negative performance by municipal bonds, leverage was a key detractor from the Funds’ performance versus the Index.

Fund-specific Results

Eaton Vance Municipal Bond Fund II shares at NAV returned -5.83%, underperforming the -5.06% return of the Index. The main detractors from performance versus the Index were leverage, as noted above, and security selection in A-rated

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Bond Funds

September 30, 2013

Management’s Discussion of Fund Performance — continued

bonds. Significant contributors to results versus the Index included an underweighting in Puerto Rico bonds, an overweighting and security selection in zero-coupon bonds, an overweighting and security selection in prerefunded bonds and the Fund’s hedging strategy.

Eaton Vance California Municipal Bond Fund II shares at NAV returned -6.75%, underperforming the -5.06% return of the Index. Detractors from performance versus the Index included leverage, security selection in bonds with maturities of 10-20 years, and an overweighting and security selection in prerefunded bonds. The Fund’s hedging strategy contributed to results versus the Index as did an underweighting and security selection in Puerto Rico bonds, as well as an overweighting and security selection in zero-coupon bonds.

Eaton Vance Massachusetts Municipal Bond Fund shares at NAV returned -10.28%, underperforming the -5.06% return of the Index. Key detractors from performance relative to the Index included leverage, an overweighting and security selection in the education sector and security selection in bonds with 10-20 years remaining to maturity. In contrast, security selection in Puerto Rico and health care bonds, an overweighting in prerefunded bonds and the Fund’s hedging strategy all helped performance versus the Index.

Eaton Vance Michigan Municipal Bond Fund shares at NAV returned -7.29%, underperforming the -5.06% return of the Index. Leverage dragged on performance versus the Index as did security selection in bonds with maturities of 10-20 years, security selection in A-rated bonds, and an overweighting and security selection in 4-4 1/2% coupon bonds. Significant contributors to results versus the Index included an underweighting and security selection in Puerto Rico bonds, an overweighting in prerefunded bonds and security selection in zero-coupon bonds.

Eaton Vance New Jersey Municipal Bond Fund shares at NAV returned -5.48%, underperforming the -5.06% return of the Index. Detractors from performance versus the Index included leverage, an overweighting and security selection in the lease/ COP (certificate of participation) sector and security selection in bonds with maturities of 10-20 years. Contributors to results versus the Index included an underweighting and security selection in Puerto Rico bonds, security selection in BBB-rated and zero-coupon bonds, and the Fund’s hedging strategy.

Eaton Vance New York Municipal Bond Fund II shares at NAV returned -6.01%, underperforming the -5.06% return of the Index. Key detractors from results versus the Index included leverage, security selection in AAA-rated bonds and security selection in electric utility bonds. In contrast, performance versus the Index was helped by an underweighting and security selection in both Puerto Rico bonds and BBB-rated bonds, security selection in bonds with maturities of 30 years or more and the Fund’s hedging strategy.

Eaton Vance Ohio Municipal Bond Fund shares at NAV returned -6.46%, underperforming the -5.06% return of the Index. Significant detractors from results versus the Index included leverage, security selection and an overweighing in the education sector, and security selection in the transportation and water & sewer sectors. In contrast, results versus the Index were helped by an underweighting in Puerto Rico bonds and by security selection in both zero-coupon bonds and bonds rated BBB and below.

Eaton Vance Pennsylvania Municipal Bond Fund shares at NAV returned -6.69%, underperforming the -5.06% return of the Index. Leverage was a key detractor from performance versus the Index, as was security selection in bonds with maturities of 20 years or more. Contributors to results versus the Index included security selection in water & sewer bonds and in BBB-rated bonds, an overweighting in pre-refunded bonds, and the Fund’s hedging strategy.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Municipal Bond Fund II

September 30, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-5.83%	8.91%	4.71%
Fund at Market Price	—	-14.20	6.53	4.70
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-5.41%

Distributions[5]
Total Distributions per share for the period				$0.757
Distribution Rate at NAV				6.40%
Taxable-Equivalent Distribution Rate at NAV				11.31%
Distribution Rate at Market Price				6.76%
Taxable-Equivalent Distribution Rate at Market Price				11.94%

% Total Leverage[6]
Auction Preferred Shares (APS)				21.79%
Residual Interest Bond (RIB)				20.42

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	8.1%	BBB	5.7%
AA	66.2	BB	0.2
A	18.4	Not Rated	1.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

California Municipal Bond Fund II

September 30, 2013

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-6.75%	8.00%	4.38%
Fund at Market Price	—	-12.29	9.17	4.47
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-4.33%

Distributions[5]
Total Distributions per share for the period				$0.751
Distribution Rate at NAV				6.21%
Taxable-Equivalent Distribution Rate at NAV				12.66%
Distribution Rate at Market Price				6.49%
Taxable-Equivalent Distribution Rate at Market Price				13.23%

% Total Leverage[6]
APS				31.60%
RIB				12.16

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	15.4%	BBB	1.9%
AA	61.1	Not Rated	1.9
A	19.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2013

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-10.28%	8.36%	5.07%
Fund at Market Price	—	-20.01	3.99	4.41
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-7.54%

Distributions[5]
Total Distributions per share for the period				$0.787
Distribution Rate at NAV				5.62%
Taxable-Equivalent Distribution Rate at NAV				10.48%
Distribution Rate at Market Price				6.08%
Taxable-Equivalent Distribution Rate at Market Price				11.34%

% Total Leverage[6]
APS				33.25%
RIB				8.16

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	17.2%	BBB	1.9%
AA	46.8	Not Rated	5.2
A	28.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-7.29%	7.47%	5.04%
Fund at Market Price	—	-21.98	9.19	3.97
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-10.41%

Distributions[5]
Total Distributions per share for the period				$0.783
Distribution Rate at NAV				5.54%
Taxable-Equivalent Distribution Rate at NAV				10.22%
Distribution Rate at Market Price				6.18%
Taxable-Equivalent Distribution Rate at Market Price				11.40%

% Total Leverage[6]
APS				40.07%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

7

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2013

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-5.48%	8.64%	5.28%
Fund at Market Price	—	-18.01	6.41	4.28
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-10.59%

Distributions[5]
Total Distributions per share for the period				$0.727
Distribution Rate at NAV				5.34%
Taxable-Equivalent Distribution Rate at NAV				10.36%
Distribution Rate at Market Price				5.97%
Taxable-Equivalent Distribution Rate at Market Price				11.59%

% Total Leverage[6]
APS				36.27%
RIB				0.42

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	6.5%	A	25.9%
AA	56.4	BBB	11.2

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

New York Municipal Bond Fund II

September 30, 2013

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-6.01%	8.12%	4.75%
Fund at Market Price	—	-16.01	7.66	4.48
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-10.18%

Distributions[5]
Total Distributions per share for the period				$0.687
Distribution Rate at NAV				5.55%
Taxable-Equivalent Distribution Rate at NAV				10.75%
Distribution Rate at Market Price				6.18%
Taxable-Equivalent Distribution Rate at Market Price				11.97%

% Total Leverage[6]
APS				24.67%
RIB				16.18

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	17.9%	A	29.4%
AA	47.0	BBB	5.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

9

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-6.46%	7.80%	3.95%
Fund at Market Price	—	-20.91	6.43	3.35
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-6.87%

Distributions[5]
Total Distributions per share for the period				$0.719
Distribution Rate at NAV				5.74%
Taxable-Equivalent Distribution Rate at NAV				10.72%
Distribution Rate at Market Price				6.17%
Taxable-Equivalent Distribution Rate at Market Price				11.53%

% Total Leverage[6]
APS				33.75%
RIB				4.71

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	3.6%	BBB	3.8%
AA	59.1	Not Rated	0.1
A	33.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

10

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2013

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	-6.69%	8.51%	5.25%
Fund at Market Price	—	-22.03	4.26	4.46
Barclays Long (22+) Year Municipal Bond Index	—	-5.06%	7.24%	4.82%

% Premium/Discount to NAV[4]
				-8.81%

Distributions[5]
Total Distributions per share for the period				$0.806
Distribution Rate at NAV				6.08%
Taxable-Equivalent Distribution Rate at NAV				11.08%
Distribution Rate at Market Price				6.67%
Taxable-Equivalent Distribution Rate at Market Price				12.16%

% Total Leverage[6]
APS				34.06%
RIB				6.96

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	0.5%	BBB	2.5%
AA	52.1	Not Rated	5.5
A	39.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

11

Eaton Vance

Municipal Bond Funds

September 30, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, ordinary income, net realized capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed- End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Bond Fund II

September 30, 2013

Portfolio of Investments

Tax-Exempt Municipal Securities — 171.1%

Security	Principal Amount (000’s omitted)	Value

Education — 12.0%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,281,444
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,913,864
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,015,417
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,504,425
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,581,825
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	531,840
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,074,510
University of Virginia, 5.00%, 6/1/40	1,500	1,593,555
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	778,590

		$14,275,470

Electric Utilities — 3.0%
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,300	$1,290,718
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,501,309
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	708,502

		$3,500,529

General Obligations — 15.4%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,740,278
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,641,625
Hawaii, 5.00%, 12/1/29	2,500	2,756,850
Hawaii, 5.00%, 12/1/30	1,000	1,095,310
Mississippi, 5.00%, 10/1/36(1)	1,725	1,822,773
New York, 5.00%, 2/15/34(1)	2,750	2,927,623
New York, NY, 5.00%, 8/1/31	3,500	3,750,110
Oregon, 5.00%, 8/1/36	1,000	1,058,370
Virginia Beach, VA, 4.00%, 4/1/27	220	228,276
Virginia Beach, VA, 4.00%, 4/1/28	230	236,348

		$18,257,563

Hospital — 6.2%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$870	$806,890

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$545	$545,055
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38(2)	360	372,467
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	500,225
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,303,388
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	458,005
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,161,150
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	634,612
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39	1,500	1,545,180

		$7,326,972

Industrial Development Revenue — 1.0%
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$595	$517,127
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	645	640,143

		$1,157,270

Insured – Education — 7.0%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$2,783,550
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,625,053
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	3,943,602

		$8,352,205

Insured – Electric Utilities — 8.0%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,062,470
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,491,958
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,119,071
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,758,025

		$9,431,524

Insured – Escrowed / Prerefunded — 7.1%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$1,695	$1,807,192

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$450	$480,420
Washington, (AGM), Prerefunded to 7/1/16, 5.00%, 7/1/25(1)	5,500	6,157,250

		$8,444,862

Insured – General Obligations — 10.4%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$858,030
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	5,939,120
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,315	1,229,091
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	2,852,575
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,400,737

		$12,279,553

Insured – Hospital — 20.6%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,826,440
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,508,280
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,207,480
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,168,300
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,496,317
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,511,024
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	756,495
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,765,155
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,228,985
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	507,245
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,313,338
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,653,413
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,441,128

		$24,383,600

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,362,914

		$1,362,914

Insured – Lease Revenue / Certificates of Participation — 5.9%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,151,560
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	953,479
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,385,525
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,545,300

		$7,035,864

Insured – Other Revenue — 1.6%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$686,511
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,165,040

		$1,851,551

Insured – Solid Waste — 1.1%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$846,693
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	476,060

		$1,322,753

Insured – Special Tax Revenue — 2.4%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,336,940
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	561,749

		$2,898,689

Insured – Student Loan — 1.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,425	$1,528,754

		$1,528,754

Insured – Transportation — 25.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$262,668
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	200	202,114
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	181,372
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	101,308

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,649,921
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	5,332,236
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,358,166
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,255,000
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,137,800
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	571,867
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(3)	13,885	2,220,073
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,118,593
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	277,476
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	311,819
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,922,375
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	2,739,237

		$29,642,025

Insured – Water and Sewer — 9.1%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$730,736
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	460,408
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	712,681
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,763,070
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	705	639,752
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,306,575
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	456,415
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35(4)	1,000	1,128,270
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,462,875
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,097,475

		$10,758,257

Lease Revenue / Certificates of Participation — 6.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,493,925
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,409,200

		$7,903,125

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.8%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,453,530
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	485	474,471
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	251,825

		$2,179,826

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$249,575

		$249,575

Special Tax Revenue — 7.7%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$1,974,808
Maryland State Department of Transportation, 5.00%, 2/15/28	1,500	1,670,865
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	845,753
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	117,404
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	132,879
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	110,285
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	83,523
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(5)	3,800	4,200,368

		$9,135,885

Transportation — 12.4%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$683,366
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,050,450
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,783,909
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	502,163
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	897,368
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,100	2,112,327
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,104,550
New York Thruway Authority, 5.00%, 1/1/42	445	455,542
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	427,673
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	378,608
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	1,400	1,385,328

15	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	$1,000	$1,049,090
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	275	269,313
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,552,600

		$14,652,287

Water and Sewer — 4.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$999,960
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,408,830
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	344,208
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	271,611
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	211,845
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	929,938
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	728,582

		$4,894,974

Total Tax-Exempt Municipal Securities — 171.1% (identified cost $203,248,724)		$202,826,027

Corporate Bonds & Notes — 0.0%(6)

Security	Principal Amount (000’s omitted)	Value

Municipal — 0.0%(6)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(7)(8)	$47	$4,724
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(7)(8)	162	24,473

Total Corporate Bonds & Notes — 0.0%(6) (identified cost $6,129)		$29,197

Total Investments — 171.1% (identified cost $203,254,853)		$202,855,224

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.7)%		$(44,700,562)

Other Assets, Less Liabilities — (33.4)%		$(39,585,723)

Net Assets Applicable to Common Shares — 100.0%		$118,568,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	11.5%
Others, representing less than 10% individually	88.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 58.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 22.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,350,368.

(6)	Amount is less than 0.05%.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(8)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 171.3%

Security	Principal Amount (000’s omitted)	Value

Education — 18.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,429,622
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	423,689
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	169,013
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	79,695
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	393,737
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	951,143
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	525	606,144
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	131,775
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,288,884
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	346,084
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	218,135
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	147,487
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	443,516
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	460,925
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	484,367
University of California, 5.25%, 5/15/39	1,000	1,062,880

		$8,637,096

Electric Utilities — 7.0%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$804,399
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	447,867
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	132,339
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,071,130
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	727,643

		$3,183,378

Security	Principal Amount (000’s omitted)	Value

General Obligations — 15.5%
California, 5.50%, 11/1/35	$1,300	$1,399,307
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	115	111,356
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	95	93,090
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,956,190
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,424,881
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	774,000
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	491,040
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	377,709
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	437,413

		$7,064,986

Hospital — 16.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,361,268
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,400	1,415,176
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	341,995
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	478,610
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	803,887
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	616,272
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	283,212
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,047,820
Washington Township Health Care District, 5.00%, 7/1/32	555	538,850
Washington Township Health Care District, 5.25%, 7/1/29	750	750,840

		$7,637,930

Insured – Education — 7.6%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$438,715
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,028,960
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,025,720

		$3,493,395

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 7.7%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	$1,500	$1,647,150
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,035	794,425
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,072,860

		$3,514,435

Insured – Escrowed / Prerefunded — 12.5%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,362,865
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,214,728
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,693,177
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	432,193

		$5,702,963

Insured – General Obligations — 26.4%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$768,217
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,774,552
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	526,791
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,607,820
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,080,397
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	564,288
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,296,625
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,090,430
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,348,224

		$12,057,344

Insured – Hospital — 6.6%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,254,750
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,759,660

		$3,014,410

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 7.3%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,503,812
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,750	1,822,975

		$3,326,787

Insured – Special Tax Revenue — 9.4%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,355,410
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,313,592
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	338,441
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,302,616

		$4,310,059

Insured – Transportation — 4.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,561,437
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	332,768

		$1,894,205

Insured – Water and Sewer — 9.1%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,259,169
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	106,370
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	1,600	1,701,920
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	462,457
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	617,774

		$4,147,690

Special Tax Revenue — 6.5%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,572,963
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,417,936

		$2,990,899

Transportation — 13.6%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,333,217
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	589,594

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	$1,060	$1,104,191
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,404,575
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	650,354
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,154,160

		$6,236,091

Water and Sewer — 2.4%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,108,968

		$1,108,968

Total Tax-Exempt Investments — 171.3% (identified cost $76,267,295)		$78,320,636

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%		$(25,700,403)

Other Assets, Less Liabilities — (15.1)%		$(6,887,861)

Net Assets Applicable to Common Shares — 100.0%		$45,732,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 52.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 19.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $309,191.

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 165.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$670,083
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	731,219

		$1,401,302

Education — 32.7%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$751,500
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	787,515
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,102,060
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,105,960
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	892,202
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,134,060
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,046,030

		$7,819,327

General Obligations — 12.9%
Boston, 4.00%, 4/1/24	$200	$217,482
Cambridge, 4.00%, 2/15/21	395	446,172
Danvers, 5.25%, 7/1/36	565	609,302
Plymouth, 5.00%, 5/1/26	250	277,782
Plymouth, 5.00%, 5/1/31	225	241,875
Plymouth, 5.00%, 5/1/32	205	219,262
Wayland, 5.00%, 2/1/33	340	367,247
Wayland, 5.00%, 2/1/36	510	544,461
Winchester, 5.00%, 4/15/36	160	171,077

		$3,094,660

Hospital — 16.2%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$785,331
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	415,800
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	513,790
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	762,307
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,214

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	$1,000	$1,018,180

		$3,866,622

Insured – Education — 18.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$793,807
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	775,635
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,230,329
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	837,952
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	750	809,438

		$4,447,161

Insured – Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$949,880

		$949,880

Insured – Escrowed / Prerefunded — 7.8%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$1,878,562

		$1,878,562

Insured – General Obligations — 13.9%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,302,876
Revere, (AGC), 5.00%, 4/1/39	1,000	1,016,820

		$3,319,696

Insured – Hospital — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$232,115

		$232,115

Insured – Lease Revenue / Certificates of Participation — 5.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,203,050

		$1,203,050

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$455,504

		$455,504

Insured – Special Tax Revenue — 16.1%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,228,320
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	470,516
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,204,034
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	858,030
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	97,420

		$3,858,320

Insured – Water and Sewer — 4.5%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,078,982

		$1,078,982

Other Revenue — 3.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$355,395
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	521,385

		$876,780

Senior Living / Life Care — 2.9%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$683,880

		$683,880

Special Tax Revenue — 5.8%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$103,322
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,285,323

		$1,388,645

Transportation — 9.5%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,036,290
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	511,270
Massachusetts Port Authority, 5.00%, 7/1/28	250	274,305

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/34	$435	$456,476

		$2,278,341

Water and Sewer — 3.5%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$834,765

		$834,765

Total Tax-Exempt Investments — 165.8% (identified cost $37,973,295)		$39,667,592

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.7)%		$(13,575,171)

Other Assets, Less Liabilities — (9.1)%		$(2,167,402)

Net Assets Applicable to Common Shares — 100.0%		$23,925,019

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 18.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $337,953.

21	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 165.2%

Security	Principal Amount (000’s omitted)	Value

Education — 6.3%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$250,015
Michigan Technological University, 4.00%, 10/1/36	570	502,558
Wayne State University, 5.00%, 11/15/40	500	508,320

		$1,260,893

Electric Utilities — 3.5%
Michigan Public Power Agency, 5.00%, 1/1/43	$700	$686,238

		$686,238

Escrowed / Prerefunded — 2.2%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$429,860

		$429,860

General Obligations — 36.5%
Birmingham Public Schools, 4.00%, 5/1/32	$1,000	$978,130
Bloomfield Hills Schools, 4.00%, 5/1/37	500	473,625
Buchanan Community Schools, 4.00%, 5/1/31	500	471,575
Chippewa Valley Schools, 5.00%, 5/1/31	750	784,260
Comstock Park Public Schools, 5.00%, 5/1/28	170	178,976
Comstock Park Public Schools, 5.125%, 5/1/31	205	213,016
Comstock Park Public Schools, 5.25%, 5/1/33	165	171,796
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	477,595
Howell Public Schools, 4.50%, 5/1/29	620	627,471
Livingston County, 4.00%, 6/1/28	230	228,728
Livingston County, 4.00%, 6/1/30	225	219,634
Northview Public Schools, 5.00%, 5/1/41	895	904,299
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	691,492
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	298,238
Whitmore Lake Public School District, 4.00%, 5/1/32	600	559,596

		$7,278,431

Hospital — 19.9%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$773,422
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	508,925
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	766,800
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	496,635

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	$750	$742,118
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	683,270

		$3,971,170

Insured – Education — 2.3%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$450,229

		$450,229

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$502,646

		$502,646

Insured – Escrowed / Prerefunded — 29.0%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,150	$1,154,198
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,750	1,359,610
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	1,936,355
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,336,829

		$5,786,992

Insured – General Obligations — 29.9%
Battle Creek, (BAM), 5.00%, 6/1/33	$500	$503,900
Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38(2)	500	506,560
Greenville Public Schools, (NPFG), 5.00%, 5/1/25	375	376,103
Livonia Public Schools School District, (AGM), 5.00%, 5/1/43	750	747,667
Okemos Public School District, (NPFG), 0.00%, 5/1/19(1)	1,330	1,150,689
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,018,500
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,147,430
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	502,225

		$5,953,074

Insured – Lease Revenue / Certificates of Participation — 8.4%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$426,320
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	3,100	1,246,138

		$1,672,458

22	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$77,810

		$77,810

Insured – Water and Sewer — 12.0%
Detroit Water Supply System, (NPFG), 5.00%, 7/1/30	$1,425	$1,323,939
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,067,390

		$2,391,329

Special Tax Revenue — 5.2%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,044,040

		$1,044,040

Transportation — 2.5%
Wayne County Airport Authority, 5.00%, 12/1/31	$500	$498,780

		$498,780

Water and Sewer — 4.6%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$668,815
Port Huron, Water Supply System, 5.25%, 10/1/31	250	256,568

		$925,383

Total Tax – Exempt Investments — 165.2% (identified cost $32,923,895)		$32,929,333

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.8)%		$(13,325,251)

Other Assets, Less Liabilities — 1.6%		$327,123

Net Assets Applicable to Common Shares — 100.0%		$19,931,205

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 51.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 14.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2013

Portfolio of Investments

Tax-Exempt Municipal Securities — 152.9%

Security	Principal Amount (000’s omitted)	Value

Education — 7.9%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$752,213
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	500	562,435
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	371,041
New Jersey Institute of Technology, 5.00%, 7/1/42	735	754,867
Rutgers State University, 5.00%, 5/1/39	250	262,230

		$2,702,786

General Obligations — 4.5%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,532,795

		$1,532,795

Hospital — 12.8%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$175	$162,305
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	685	687,117
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	250	248,422
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	525,460
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	250,935
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	255	288,344
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	145	154,125
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	728,437
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,337,374

		$4,382,519

Housing — 2.9%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$965	$980,315

		$980,315

Insured – Education — 6.6%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$835,231

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$1,145	$1,166,366
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	276,710

		$2,278,307

Insured – Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$506,766
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	258,258

		$765,024

Insured – General Obligations — 44.0%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,676,976
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,049,600
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	336,413
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	358,442
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	380,477
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	404,022
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,561,965
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	538,960
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,037,033
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,370	2,064,175
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,047,210
Lakewood Township, (AGC), 5.75%, 11/1/31	700	765,380
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,035,625
Nutley School District, (NPFG), 4.75%, 7/15/30	110	114,006
Nutley School District, (NPFG), 4.75%, 7/15/31	410	424,051
Paterson, (BAM), 5.00%, 1/15/26	250	271,202

		$15,065,537

Insured – Hospital — 11.8%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$2,000	$2,060,680
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	172,463
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	253,623
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,545,660

		$4,032,426

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 13.6%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,151,560
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,416,597
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	572,700
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,503,812

		$4,644,669

Insured – Special Tax Revenue — 12.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$774,090
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	554,900
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	996,830
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,344,296
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	594,014
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	139,805

		$4,403,935

Insured – Transportation — 7.8%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,704,150
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	761,897
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	193,444

		$2,659,491

Insured – Water and Sewer — 9.5%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,817,765
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	436,982

		$3,254,747

Lease Revenue / Certificates of Participation — 1.8%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$610,284

		$610,284

Senior Living / Life Care — 1.4%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$500	$476,680

		$476,680

Security	Principal Amount (000’s omitted)	Value

Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,023,189

		$1,023,189

Transportation — 8.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$613,706
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	216,115
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	658,575
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,249,866

		$2,738,262

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$763,503

		$763,503

Total Tax-Exempt Municipal Securities — 152.9% (identified cost $49,987,814)		$52,314,469

Taxable Municipal Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.2%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$423,580

Total Taxable Municipal Securities — 1.2% (identified cost $494,527)		$423,580

Total Investments — 154.1% (identified cost $50,482,341)		$52,738,049

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.3)%		$(19,600,431)

Other Assets, Less Liabilities — 3.2%		$1,083,181

Net Assets Applicable to Common Shares — 100.0%		$34,220,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2013

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 70.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 162.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$791,453

		$791,453

Education — 22.1%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$605	$636,079
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	65,831
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	35	37,721
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	25	26,552
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	351,477
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,354,394
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,358,104
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	608,505
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	643,275
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	347,578
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,041,640
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	537,506

		$7,008,662

Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$580	$435,435

		$435,435

General Obligations — 11.5%
Arlington Central School District, 4.00%, 12/15/30	$315	$317,646
Long Beach City School District, 4.50%, 5/1/26	770	818,972
New York, 5.00%, 2/15/34(1)	1,000	1,064,590
New York City, 5.00%, 8/1/34(1)	1,350	1,436,211

		$3,637,419

Hospital — 8.2%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$145,144

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	$180	$185,195
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	501,175
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	269,573
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	346,249
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,159,414

		$2,606,750

Housing — 1.3%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$419,780

		$419,780

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$403,077

		$403,077

Insured – Education — 26.6%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$1,440	$1,557,230
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,278,283
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	359,131
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	564,571
New York Dormitory Authority, (Skidmore College), (NPFG), 5.00%, 7/1/33	500	502,995
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	862,053
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,332,370

		$8,456,633

Insured – Electric Utilities — 3.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$550,940
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	569,805

		$1,120,745

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 3.0%
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$855	$950,119

		$950,119

Insured – General Obligations — 12.5%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$599,489
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	630,062
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	264,495
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	266,313
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	196,342
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	201,206
New York City, (AGM), 5.00%, 4/1/22	145	158,194
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	415,715
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	206,510
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	209,448
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	229,106
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	238,315
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	368,928

		$3,984,123

Insured – Hospital — 3.4%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$570,195
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	507,335

		$1,077,530

Insured – Housing — 3.2%
New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,003,570

		$1,003,570

Insured – Other Revenue — 9.7%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$700,077
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,390	1,342,851
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,051,783

		$3,094,711

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 7.0%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$615,060
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	330,565
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	149,926
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	399,599
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	713,805

		$2,208,955

Insured – Transportation — 3.2%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,030,240

		$1,030,240

Insured – Water and Sewer — 4.3%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,015,645
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	357,312

		$1,372,957

Other Revenue — 7.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$397,749
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	1,979,809

		$2,377,558

Special Tax Revenue — 15.1%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$552,680
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	2,977,562
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	688,539
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	581,129

		$4,799,910

Transportation — 15.0%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,060,280
Nassau County Bridge Authority, 5.00%, 10/1/35	350	355,369
Nassau County Bridge Authority, 5.00%, 10/1/40	65	65,804
New York Bridge Authority, 5.00%, 1/1/26	205	230,303
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,210,955

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	$340	$347,154
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	511,075

		$4,780,940

Total Tax-Exempt Investments — 162.3% (identified cost $50,277,476)		$51,560,567

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.7)%		$(13,250,250)

Other Assets, Less Liabilities — (20.6)%		$(6,531,753)

Net Assets Applicable to Common Shares — 100.0%		$31,778,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 47.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.0% to 19.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $177,680.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 154.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 12.1%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$990	$917,572
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	758,331
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,154,098
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	930	907,736

		$3,737,737

Education — 8.9%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$306,015
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	524,890
Ohio State University, 5.00%, 12/1/30	1,270	1,422,362
Wright State University, 5.00%, 5/1/31	500	518,500

		$2,771,767

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$529,160

		$529,160

Escrowed / Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$64,139

		$64,139

General Obligations — 10.7%
Apollo Joint Vocational School District, 5.25%, 12/1/33	$270	$285,779
Beavercreek City School District, 5.00%, 12/1/30	900	964,530
Franklin County, 5.00%, 12/1/27	500	548,525
Marysville Exempted Village School District, 4.00%, 12/1/26	1,000	1,009,520
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	515,940

		$3,324,294

Hospital — 10.4%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$440	$441,808
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	512,525

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	$500	$504,275
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	757,107
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	513,735
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	478,303

		$3,207,753

Insured – Education — 19.2%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,089,730
Kent State University, (AGC), 5.00%, 5/1/29	360	380,621
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	1,918,120
Ohio University, (AGM), 5.00%, 12/1/33	500	509,530
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,007,540
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,042,110

		$5,947,651

Insured – Electric Utilities — 20.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$718,921
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,407,945
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	258,350
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	1,018,033
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,745,100
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	251,323

		$6,399,672

Insured – Escrowed / Prerefunded — 7.1%
Cleveland Municipal School District, (AGM), Prerefunded to 6/1/14, 5.00%, 12/1/27	$1,000	$1,032,210
Ohio University, (AGM), Prerefunded to 12/1/13, 5.25%, 12/1/23	1,170	1,180,074

		$2,212,284

Insured – General Obligations — 29.9%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$451,666
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	572,020
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,053,790
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,444,562
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,388,904

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
St. Marys City School District, (AGM), 5.00%, 12/1/35	$750	$762,997
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	537,600
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,045,080
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,009,860

		$9,266,479

Insured – Hospital — 7.9%
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.00%, 5/15/32	$425	$424,720
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.125%, 5/15/28	1,500	1,503,570
Lorain County, (Catholic Healthcare Partners), (AGM), 18.273%, 2/1/29(1)(2)(3)	440	506,915

		$2,435,205

Insured – Special Tax Revenue — 10.1%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$820,505
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,275,415
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	31,630

		$3,127,550

Insured – Transportation — 2.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$494,025
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)(5)	500	405,375

		$899,400

Other Revenue — 1.2%
Summit County Port Authority, 5.00%, 12/1/31	$350	$364,343

		$364,343

Senior Living / Life Care — 2.5%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$364,260
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	193,850
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	228,208

		$786,318

Transportation — 3.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$56,178
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,051,140

		$1,107,318

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.6%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$782,925
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	1,000	953,340

		$1,736,265

Total Tax-Exempt Investments — 154.6% (identified cost $45,879,330)		$47,917,335

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.9)%		$(17,000,160)

Other Assets, Less Liabilities — 0.3%		$77,628

Net Assets Applicable to Common Shares — 100.0%		$30,994,803

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 63.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 21.8% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $506,915 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2013.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $308,715.

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 167.4%

Security	Principal Amount (000’s omitted)	Value

Education — 27.1%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,135,512
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	640	662,496
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/44	250	259,125
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,604,385
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	441,804
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	946,876
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,905,481
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	580,653
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	801,225
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	264,050
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	601,323

		$10,202,930

General Obligations — 15.7%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,056,650
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,042,690
West York Area School District, 5.00%, 4/1/33	750	788,805
York County, 5.00%, 6/1/38	1,000	1,031,660

		$5,919,805

Hospital — 17.4%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$753,315
Dauphin County General Authority, (Pinnacle Health System Project), 5.00%, 6/1/42	600	584,358
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,010,060
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	448,995
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,251,012
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	504,075

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	$250	$254,345
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	687,528
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	781,493
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	256,133

		$6,531,314

Housing — 1.1%
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	$500	$420,280

		$420,280

Insured – Education — 15.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$520,795
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,655	1,664,649
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,267,220
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	505,545
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	523,880
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	387,968
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	897,741

		$5,767,798

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$578,190
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	376,104

		$954,294

Insured – Escrowed / Prerefunded — 1.4%
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$500	$533,800

		$533,800

Insured – General Obligations — 31.5%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,361,112
Centennial School District, (AGM), 5.25%, 12/15/37	660	719,116

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Central Greene School District, (AGM), 5.00%, 2/15/35	$1,350	$1,372,869
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	428,650
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	513,275
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	770,483
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,833,442
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,344,920
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,525,695
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,005,290
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	975,987

		$11,850,839

Insured – Hospital — 5.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$301,353
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,625,103

		$1,926,456

Insured – Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,017,100

		$1,017,100

Insured – Lease Revenue / Certificates of Participation — 4.7%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$514,375
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,238,850

		$1,753,225

Insured – Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,042,230
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	163,843

		$1,206,073

Insured – Transportation — 5.4%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$323,692
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1) (2)	2,100	1,702,575

		$2,026,267

Insured – Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$861,013

		$861,013

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 14.4%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$310,044
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,628,880
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	516,690
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	935,270
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	748,133
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,127,431
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	150,686

		$5,417,134

Senior Living / Life Care — 0.6%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$203,180

		$203,180

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$120,922

		$120,922

Transportation — 13.1%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,643,835
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	483,684
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	751,257
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,051,430
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	462,770
Philadelphia Airport, 5.25%, 6/15/27	500	533,725

		$4,926,701

Water and Sewer — 3.5%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$510,945
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	807,626

		$1,318,571

Total Tax-Exempt Investments — 167.4% (identified cost $62,833,938)		$62,957,702

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.8)%		$(21,725,273)

Other Assets, Less Liabilities — (9.6)%		$(3,613,831)

Net Assets Applicable to Common Shares — 100.0%		$37,618,598

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2013

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 52.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 22.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,295,265.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Assets and Liabilities

	September 30, 2013
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$203,254,853	$76,267,295	$37,973,295	$32,923,895
Unrealized appreciation (depreciation)	(399,629)	2,053,341	1,694,297	5,438
Investments, at value	$202,855,224	$78,320,636	$39,667,592	$32,929,333
Cash	$—	$2,122,813	$680,523	$—
Restricted cash*	174,000	105,000	50,000	21,000
Interest receivable	2,694,566	862,681	505,570	456,476
Receivable for investments sold	30,334	4,928	—	769,622
Receivable for variation margin on open financial futures contracts	3,625	500	875	438
Deferred debt issuance costs	40,269	17,777	2,151	—
Total assets	$205,798,018	$81,434,335	$40,906,711	$34,176,869

Liabilities
Payable for floating rate notes issued	$41,885,000	$9,885,000	$3,330,000	$—
Payable for when-issued securities	354,701	—	—	483,655
Due to custodian	23,111	—	—	375,584
Payable to affiliates:
Investment adviser fee	91,083	35,200	17,462	14,687
Interest expense and fees payable	75,946	18,146	7,357	—
Accrued expenses	98,676	63,214	51,702	46,487
Total liabilities	$42,528,517	$10,001,560	$3,406,521	$920,413
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,700,562	$25,700,403	$13,575,171	$13,325,251
Net assets applicable to common shares	$118,568,939	$45,732,372	$23,925,019	$19,931,205

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134	$38,852	$17,685	$15,141
Additional paid-in capital	141,844,963	55,017,475	24,878,979	21,061,153
Accumulated net realized loss	(22,639,752)	(11,356,964)	(2,710,850)	(1,180,036)
Accumulated undistributed (distributions in excess of) net investment income	(243,780)	66,426	67,355	47,452
Net unrealized appreciation (depreciation)	(492,626)	1,966,583	1,671,850	(12,505)
Net assets applicable to common shares	$118,568,939	$45,732,372	$23,925,019	$19,931,205

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788 (1)	1,028	543	533

Common Shares Outstanding	10,013,381	3,885,230	1,768,514	1,514,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$11.84	$11.77	$13.53	$13.16

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 894 Series A shares and 894 Series B shares.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Assets and Liabilities — continued

	September 30, 2013
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$50,482,341	$50,277,476	$45,879,330	$62,833,938
Unrealized appreciation	2,255,708	1,283,091	2,038,005	123,764
Investments, at value	$52,738,049	$51,560,567	$47,917,335	$62,957,702
Cash	$632,629	$1,498,880	$68,883	$—
Restricted cash*	185,000	66,000	68,000	167,000
Interest receivable	550,665	674,634	567,488	786,195
Receivable for investments sold	15,000	10,133	500,000	—
Receivable for variation margin on open financial futures contracts	3,750	1,375	1,375	3,438
Deferred debt issuance costs	288	3,067	—	—
Total assets	$54,125,381	$53,814,656	$49,123,081	$63,914,335

Liabilities
Payable for floating rate notes issued	$225,000	$8,690,000	$1,050,000	$4,440,000
Due to custodian	—	—	—	30,013
Payable to affiliates:
Investment adviser fee	23,978	23,569	21,713	28,224
Interest expense and fees payable	34	12,655	3,250	13,991
Accrued expenses	55,139	59,618	53,155	58,236
Total liabilities	$304,151	$8,785,842	$1,128,118	$4,570,464
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,431	$13,250,250	$17,000,160	$21,725,273
Net assets applicable to common shares	$34,220,799	$31,778,564	$30,994,803	$37,618,598

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$26,089	$25,669	$25,370	$29,598
Additional paid-in capital	36,954,964	36,355,002	35,585,298	41,928,282
Accumulated net realized loss	(5,054,874)	(5,926,031)	(6,672,142)	(4,532,326)
Accumulated undistributed net investment income	135,116	76,108	68,664	157,467
Net unrealized appreciation	2,159,504	1,247,816	1,987,613	35,577
Net assets applicable to common shares	$34,220,799	$31,778,564	$30,994,803	$37,618,598

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,608,910	2,566,941	2,536,999	2,959,759

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.12	$12.38	$12.22	$12.71

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Operations

	Year Ended September 30, 2013
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$9,408,810	$3,675,499	$1,825,963	$1,531,782
Total investment income	$9,408,810	$3,675,499	$1,825,963	$1,531,782

Expenses
Investment adviser fee	$1,190,165	$462,910	$232,201	$193,706
Trustees’ fees and expenses	8,915	3,776	2,141	1,875
Custodian fee	105,544	51,252	34,008	31,612
Transfer and dividend disbursing agent fees	18,182	18,131	18,106	18,151
Legal and accounting services	124,538	47,572	40,980	35,415
Printing and postage	21,791	10,023	7,264	7,009
Interest expense and fees	290,299	66,898	23,435	—
Preferred shares service fee	67,127	38,595	20,385	20,104
Miscellaneous	57,498	38,595	31,973	30,287
Total expenses	$1,884,059	$737,752	$410,493	$338,159
Deduct —
Reduction of custodian fee	$566	$364	$322	$467
Total expense reductions	$566	$364	$322	$467

Net expenses	$1,883,493	$737,388	$410,171	$337,692

Net investment income	$7,525,317	$2,938,111	$1,415,792	$1,194,090

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(952,952)	$(702,642)	$(97,287)	$376,824
Extinguishment of debt	(3,141)	—	—	—
Financial futures contracts	737,918	389,889	178,439	38,916
Net realized gain (loss)	$(218,175)	$(312,753)	$81,152	$415,740
Change in unrealized appreciation (depreciation) —
Investments	$(14,832,339)	$(5,929,803)	$(4,275,440)	$(3,214,785)
Financial futures contracts	(85,711)	(77,997)	(27,562)	(13,344)
Net change in unrealized appreciation (depreciation)	$(14,918,050)	$(6,007,800)	$(4,303,002)	$(3,228,129)

Net realized and unrealized loss	$(15,136,225)	$(6,320,553)	$(4,221,850)	$(2,812,389)

Distributions to preferred shareholders
From net investment income	$(89,559)	$(51,075)	$(26,566)	$(25,938)

Net decrease in net assets from operations	$(7,700,467)	$(3,433,517)	$(2,832,624)	$(1,644,237)

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Operations — continued

	Year Ended September 30, 2013
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$2,492,365	$2,371,804	$2,325,401	$2,983,420
Total investment income	$2,492,365	$2,371,804	$2,325,401	$2,983,420

Expenses
Investment adviser fee	$321,684	$310,113	$283,468	$362,713
Trustees’ fees and expenses	2,766	2,275	2,508	3,078
Custodian fee	41,710	39,468	38,637	43,669
Transfer and dividend disbursing agent fees	18,126	18,383	18,141	19,338
Legal and accounting services	41,803	49,088	41,056	45,115
Printing and postage	8,736	8,706	9,845	10,535
Interest expense and fees	15,401	56,922	5,293	25,672
Preferred shares service fee	29,434	19,896	25,528	32,624
Miscellaneous	33,754	34,938	33,366	36,684
Total expenses	$513,414	$539,789	$457,842	$579,428
Deduct —
Reduction of custodian fee	$179	$352	$188	$354
Total expense reductions	$179	$352	$188	$354

Net expenses	$513,235	$539,437	$457,654	$579,074

Net investment income	$1,979,130	$1,832,367	$1,867,747	$2,404,346

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(111,556)	$(453,481)	$(252,284)	$(483,929)
Extinguishment of debt	(6,266)	—	—	—
Financial futures contracts	945,637	280,403	206,506	733,039
Net realized gain (loss)	$827,815	$(173,078)	$(45,778)	$249,110
Change in unrealized appreciation (depreciation) —
Investments	$(4,717,423)	$(3,727,680)	$(3,925,920)	$(5,303,812)
Financial futures contracts	(123,606)	(43,313)	(56,238)	(110,108)
Net change in unrealized appreciation (depreciation)	$(4,841,029)	$(3,770,993)	$(3,982,158)	$(5,413,920)

Net realized and unrealized loss	$(4,013,214)	$(3,944,071)	$(4,027,936)	$(5,164,810)

Distributions to preferred shareholders
From net investment income	$(38,265)	$(25,993)	$(34,076)	$(42,842)

Net decrease in net assets from operations	$(2,072,349)	$(2,137,697)	$(2,194,265)	$(2,803,306)

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Changes in Net Assets

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,525,317	$2,938,111	$1,415,792	$1,194,090
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(218,175)	(312,753)	81,152	415,740
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(14,918,050)	(6,007,800)	(4,303,002)	(3,228,129)
Distributions to preferred shareholders —
From net investment income	(89,559)	(51,075)	(26,566)	(25,938)
Net decrease in net assets from operations	$(7,700,467)	$(3,433,517)	$(2,832,624)	$(1,644,237)
Distributions to common shareholders —
From net investment income	$(7,583,773)	$(2,917,478)	$(1,391,104)	$(1,185,728)
Total distributions to common shareholders	$(7,583,773)	$(2,917,478)	$(1,391,104)	$(1,185,728)
Capital share transactions —
Reinvestment of distributions to common shareholders	$80,915	$20,779	$11,047	$2,212
Net increase in net assets from capital share transactions	$80,915	$20,779	$11,047	$2,212

Net decrease in net assets	$(15,203,325)	$(6,330,216)	$(4,212,681)	$(2,827,753)

Net Assets Applicable to Common Shares
At beginning of year	$133,772,264	$52,062,588	$28,137,700	$22,758,958
At end of year	$118,568,939	$45,732,372	$23,925,019	$19,931,205

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(243,780)	$66,426	$67,355	$47,452

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,979,130	$1,832,367	$1,867,747	$2,404,346
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	827,815	(173,078)	(45,778)	249,110
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,841,029)	(3,770,993)	(3,982,158)	(5,413,920)
Distributions to preferred shareholders —
From net investment income	(38,265)	(25,993)	(34,076)	(42,842)
Net decrease in net assets from operations	$(2,072,349)	$(2,137,697)	$(2,194,265)	$(2,803,306)
Distributions to common shareholders —
From net investment income	$(1,895,291)	$(1,763,312)	$(1,824,719)	$(2,386,340)
Total distributions to common shareholders	$(1,895,291)	$(1,763,312)	$(1,824,719)	$(2,386,340)
Capital share transactions —
Reinvestment of distributions to common shareholders	$48,477	$10,514	$28,917	$17,233
Net increase in net assets from capital share transactions	$48,477	$10,514	$28,917	$17,233

Net decrease in net assets	$(3,919,163)	$(3,890,495)	$(3,990,067)	$(5,172,413)

Net Assets Applicable to Common Shares
At beginning of year	$38,139,962	$35,669,059	$34,984,870	$42,791,011
At end of year	$34,220,799	$31,778,564	$30,994,803	$37,618,598

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$135,116	$76,108	$68,664	$157,467

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,777,620	$3,018,762	$1,450,031	$1,304,791
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(292,597)	(926,700)	(321,765)	(183,596)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	14,600,537	7,550,416	3,360,601	1,765,094
Distributions to preferred shareholders —
From net investment income	(108,522)	(62,425)	(32,805)	(32,152)
Net increase in net assets from operations	$21,977,038	$9,580,053	$4,456,062	$2,854,137
Distributions to common shareholders —
From net investment income	$(8,740,049)	$(3,080,987)	$(1,483,981)	$(1,345,340)
Total distributions to common shareholders	$(8,740,049)	$(3,080,987)	$(1,483,981)	$(1,345,340)
Capital share transactions —
Reinvestment of distributions to common shareholders	$227,531	$28,782	$31,194	$17,365
Net increase in net assets from capital share transactions	$227,531	$28,782	$31,194	$17,365

Net increase in net assets	$13,464,520	$6,527,848	$3,003,275	$1,526,162

Net Assets Applicable to Common Shares
At beginning of year	$120,307,744	$45,534,740	$25,134,425	$21,232,796
At end of year	$133,772,264	$52,062,588	$28,137,700	$22,758,958

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(83,533)	$109,944	$76,021	$62,300

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$2,131,601	$1,987,744	$1,929,229	$2,450,492
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(1,190,400)	308,506	(529,906)	(926,534)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,016,215	2,670,692	4,605,768	4,893,045
Distributions to preferred shareholders —
From net investment income	(48,133)	(32,137)	(41,252)	(52,771)
Net increase in net assets from operations	$5,909,283	$4,934,805	$5,963,839	$6,364,232
Distributions to common shareholders —
From net investment income	$(2,110,164)	$(2,011,158)	$(1,955,405)	$(2,581,543)
Total distributions to common shareholders	$(2,110,164)	$(2,011,158)	$(1,955,405)	$(2,581,543)
Capital share transactions —
Reinvestment of distributions to common shareholders	$154,738	$28,780	$54,834	$36,125
Net increase in net assets from capital share transactions	$154,738	$28,780	$54,834	$36,125

Net increase in net assets	$3,953,857	$2,952,427	$4,063,268	$3,818,814

Net Assets Applicable to Common Shares
At beginning of year	$34,186,105	$32,716,632	$30,921,602	$38,972,197
At end of year	$38,139,962	$35,669,059	$34,984,870	$42,791,011

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$91,457	$48,532	$102,076	$204,908

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Statements of Cash Flows*

	Year Ended September 30, 2013
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II
Net decrease in net assets from operations	$(7,700,467)	$(3,433,517)	$(2,137,697)
Distributions to preferred shareholders	89,559	51,075	25,993
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(7,610,908)	$(3,382,442)	$(2,111,704)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(14,859,122)	(5,922,980)	(7,351,888)
Investments sold	15,737,388	8,173,375	8,834,195
Net amortization/accretion of premium (discount)	(602,137)	(392,764)	(58,184)
Amortization of deferred debt issuance costs	8,544	2,504	1,117
Decrease in restricted cash	43,000	25,000	14,000
Decrease in interest receivable	10,674	18,419	54,330
Decrease in receivable for variation margin on open financial futures contracts	3,625	3,390	1,375
Decrease in receivable from the transfer agent	15,509	3,457	2,585
Decrease in payable to affiliate for investment adviser fee	(9,188)	(3,197)	(1,736)
Decrease in interest expense and fees payable	(11,370)	(2,428)	(6,304)
Decrease in accrued expenses	(3,072)	(1,929)	(441)
Net change in unrealized (appreciation) depreciation from investments	14,832,339	5,929,803	3,727,680
Net realized loss from investments	952,952	702,642	453,481
Net realized loss on extinguishment of debt	3,141	—	—
Net cash provided by operating activities	$8,511,375	$5,152,850	$3,558,506

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(7,502,858)	$(2,896,699)	$(1,752,798)
Cash distributions paid to preferred shareholders	(91,172)	(51,442)	(26,240)
Proceeds from secured borrowings	—	—	1,880,000
Repayment of secured borrowings	(1,020,000)	—	(2,065,000)
Increase (decrease) in due to custodian	23,111	(81,896)	(95,588)
Net cash used in financing activities	$(8,590,919)	$(3,030,037)	$(2,059,626)

Net increase (decrease) in cash	$(79,544)	$2,122,813	$1,498,880

Cash at beginning of year	$79,544	$—	$—

Cash at end of year	$—	$2,122,813	$1,498,880

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$80,915	$20,779	$10,514
Cash paid for interest and fees	293,125	66,822	62,109

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$13.370	$12.040	$12.720	$12.880	$11.030

Income (Loss) From Operations
Net investment income(1)	$0.752	$0.778	$0.929	$0.961	$0.943
Net realized and unrealized gain (loss)	(1.516)	1.437	(0.638)	(0.164)	1.813
Distributions to preferred shareholders(1)
From net investment income	(0.009)	(0.011)	(0.015)	(0.018)	(0.058)

Total income (loss) from operations	$(0.773)	$2.204	$0.276	$0.779	$2.698

Less Distributions to Common Shareholders
From net investment income	$(0.757)	$(0.874)	$(0.956)	$(0.939)	$(0.848)

Total distributions to common shareholders	$(0.757)	$(0.874)	$(0.956)	$(0.939)	$(0.848)

Net asset value — End of year (Common shares)	$11.840	$13.370	$12.040	$12.720	$12.880

Market value — End of year (Common shares)	$11.200	$13.880	$13.280	$14.010	$13.370

Total Investment Return on Net Asset Value(2)	(5.83)%	18.56%	2.45%	6.26%	26.08%

Total Investment Return on Market Value(2)	(14.20)%	11.59%	2.60%	12.78%	23.88%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$118,569	$133,772	$120,308	$126,814	$128,150
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.23%	1.37%	1.50%	1.22%	1.28%
Interest and fee expense(4)	0.23%	0.28%	0.35%	0.38%	0.87%
Total expenses before custodian fee reduction	1.46%	1.65%	1.85%	1.60%	2.15%
Expenses after custodian fee reduction excluding interest and fees	1.23%	1.37%	1.49%	1.22%	1.27%
Net investment income	5.83%	6.14%	8.23%	7.86%	9.05%
Portfolio Turnover	7%	16%	12%	13%	22%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.91%	1.02%	1.07%	0.89%	0.89%
Interest and fee expense(4)	0.17%	0.20%	0.25%	0.28%	0.61%
Total expenses before custodian fee reduction	1.08%	1.22%	1.32%	1.17%	1.50%
Expenses after custodian fee reduction excluding interest and fees	0.91%	1.02%	1.07%	0.89%	0.89%
Net investment income	4.33%	4.54%	5.89%	5.75%	6.32%
Senior Securities:
Total preferred shares outstanding	1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(5)	$91,314	$99,818	$92,287	$95,926	$96,674
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$13.410	$11.730	$12.520	$12.940	$11.310

Income (Loss) From Operations
Net investment income(1)	$0.756	$0.777	$0.855	$0.898	$0.877
Net realized and unrealized gain (loss)	(1.632)	1.712	(0.761)	(0.433)	1.601
Distributions to preferred shareholders(1)
From net investment income	(0.013)	(0.016)	(0.023)	(0.027)	(0.084)

Total income (loss) from operations	$(0.889)	$2.473	$0.071	$0.438	$2.394

Less Distributions to Common Shareholders
From net investment income	$(0.751)	$(0.793)	$(0.861)	$(0.858)	$(0.764)

Total distributions to common shareholders	$(0.751)	$(0.793)	$(0.861)	$(0.858)	$(0.764)

Net asset value — End of year (Common shares)	$11.770	$13.410	$11.730	$12.520	$12.940

Market value — End of year (Common shares)	$11.260	$13.630	$12.260	$13.250	$12.500

Total Investment Return on Net Asset Value(2)	(6.75)%	21.62%	1.31%	3.93%	23.06%

Total Investment Return on Market Value(2)	(12.29)%	18.36%	0.06%	13.86%	31.17%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$45,732	$52,063	$45,535	$48,529	$50,080
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.34%	1.36%	1.47%	1.39%	1.51%
Interest and fee expense(4)	0.13%	0.14%	0.15%	0.16%	0.37%
Total expenses before custodian fee reduction	1.47%	1.50%	1.62%	1.55%	1.88%
Expenses after custodian fee reduction excluding interest and fees	1.34%	1.36%	1.47%	1.38%	1.50%
Net investment income	5.84%	6.16%	7.75%	7.47%	8.23%
Portfolio Turnover	7%	15%	34%	17%	17%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.88%	0.89%	0.92%	0.89%	0.93%
Interest and fee expense(4)	0.09%	0.09%	0.09%	0.11%	0.23%
Total expenses before custodian fee reduction	0.97%	0.98%	1.01%	1.00%	1.16%
Expenses after custodian fee reduction excluding interest and fees	0.88%	0.89%	0.92%	0.89%	0.93%
Net investment income	3.86%	4.04%	4.84%	4.81%	5.07%
Senior Securities:
Total preferred shares outstanding	1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(5)	$69,487	$75,645	$69,295	$72,208	$73,719
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$15.920	$14.230	$14.710	$14.660	$12.130

Income (Loss) From Operations
Net investment income(1)	$0.801	$0.821	$0.876	$0.882	$0.901
Net realized and unrealized gain (loss)	(2.389)	1.728	(0.490)	0.036	2.486
Distributions to preferred shareholders(1)
From net investment income	(0.015)	(0.019)	(0.026)	(0.031)	(0.099)

Total income (loss) from operations	$(1.603)	$2.530	$0.360	$0.887	$3.288

Less Distributions to Common Shareholders
From net investment income	$(0.787)	$(0.840)	$(0.840)	$(0.837)	$(0.758)

Total distributions to common shareholders	$(0.787)	$(0.840)	$(0.840)	$(0.837)	$(0.758)

Net asset value — End of year (Common shares)	$13.530	$15.920	$14.230	$14.710	$14.660

Market value — End of year (Common shares)	$12.510	$16.510	$14.320	$15.160	$15.250

Total Investment Return on Net Asset Value(2)	(10.28)%	18.26%	3.06%	6.43%	28.42%

Total Investment Return on Market Value(2)	(20.01)%	21.87%	0.64%	5.44%	17.59%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$23,925	$28,138	$25,134	$25,920	$25,771
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.45%	1.46%	1.54%	1.45%	1.69%
Interest and fee expense(4)	0.09%	0.09%	0.11%	0.09%	0.23%
Total expenses before custodian fee reduction	1.54%	1.55%	1.65%	1.54%	1.92%
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.46%	1.54%	1.45%	1.68%
Net investment income	5.31%	5.44%	6.60%	6.29%	7.41%
Portfolio Turnover	3%	2%	27%	27%	43%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.96%	0.97%	0.97%	0.94%	1.03%
Interest and fee expense(4)	0.06%	0.06%	0.07%	0.05%	0.14%
Total expenses before custodian fee reduction	1.02%	1.03%	1.04%	0.99%	1.17%
Expenses after custodian fee reduction excluding interest and fees	0.96%	0.97%	0.97%	0.94%	1.03%
Net investment income	3.52%	3.61%	4.18%	4.06%	4.53%
Senior Securities:
Total preferred shares outstanding	543	543	543	543	543
Asset coverage per preferred share(5)	$69,061	$76,820	$71,288	$72,737	$72,462
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$15.030	$14.040	$14.540	$14.730	$12.570

Income (Loss) From Operations
Net investment income(1)	$0.789	$0.862	$0.913	$0.928	$0.925
Net realized and unrealized gain (loss)	(1.859)	1.038	(0.496)	(0.208)	2.110
Distributions to preferred shareholders(1)
From net investment income	(0.017)	(0.021)	(0.030)	(0.036)	(0.113)

Total income (loss) from operations	$(1.087)	$1.879	$0.387	$0.684	$2.922

Less Distributions to Common Shareholders
From net investment income	$(0.783)	$(0.889)	$(0.887)	$(0.874)	$(0.762)

Total distributions to common shareholders	$(0.783)	$(0.889)	$(0.887)	$(0.874)	$(0.762)

Net asset value — End of year (Common shares)	$13.160	$15.030	$14.040	$14.540	$14.730

Market value — End of year (Common shares)	$11.790	$16.000	$13.610	$14.430	$13.900

Total Investment Return on Net Asset Value(2)	(7.29)%	13.69%	3.25%	5.16%	25.29%

Total Investment Return on Market Value(2)	(21.98)%	24.85%	0.85%	10.60%	42.90%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$19,931	$22,759	$21,233	$21,985	$22,276
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses before custodian fee reduction	1.55%	1.54%	1.58%	1.49%	1.70%
Expenses after custodian fee reduction	1.55%	1.54%	1.58%	1.49%	1.69%
Net investment income	5.46%	5.90%	6.76%	6.55%	7.30%
Portfolio Turnover	29%	19%	5%	2%	9%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses before custodian fee reduction	0.96%	0.96%	0.96%	0.92%	1.00%
Expenses after custodian fee reduction	0.96%	0.96%	0.96%	0.92%	1.00%
Net investment income	3.39%	3.68%	4.09%	4.04%	4.30%
Senior Securities:
Total preferred shares outstanding	533	533	533	533	533
Asset coverage per preferred share(4)	$62,395	$67,701	$64,837	$66,248	$66,794
Involuntary liquidation preference per preferred share(5)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(5)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(5)	Plus accumulated and unpaid dividends.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$14.640	$13.180	$14.410	$14.620	$11.980

Income (Loss) From Operations
Net investment income(1)	$0.759	$0.820	$0.895	$0.943	$0.926
Net realized and unrealized gain (loss)	(1.537)	1.471	(1.179)	(0.207)	2.740
Distributions to preferred shareholders(1)
From net investment income	(0.015)	(0.019)	(0.026)	(0.031)	(0.088)
From net realized gain	—	—	—	—	(0.016)

Total income (loss) from operations	$(0.793)	$2.272	$(0.310)	$0.705	$3.562

Less Distributions to Common Shareholders
From net investment income	$(0.727)	$(0.812)	$(0.920)	$(0.915)	$(0.819)
From net realized gain	—	—	—	—	(0.103)

Total distributions to common shareholders	$(0.727)	$(0.812)	$(0.920)	$(0.915)	$(0.922)

Net asset value — End of year (Common shares)	$13.120	$14.640	$13.180	$14.410	$14.620

Market value — End of year (Common shares)	$11.730	$15.090	$13.370	$15.350	$14.730

Total Investment Return on Net Asset Value(2)	(5.48)%	17.69%	(1.80)%	5.10%	31.84%

Total Investment Return on Market Value(2)	(18.01)%	19.58%	(6.49)%	11.12%	33.95%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$34,221	$38,140	$34,186	$37,222	$37,628
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.35%	1.39%	1.42%	1.36%	1.53%
Interest and fee expense(4)	0.04%	0.12%	0.15%	0.17%	0.46%
Total expenses before custodian fee reduction	1.39%	1.51%	1.57%	1.53%	1.99%
Expenses after custodian fee reduction excluding interest and fees	1.35%	1.39%	1.41%	1.36%	1.52%
Net investment income	5.35%	5.87%	6.96%	6.79%	7.81%
Portfolio Turnover	11%	16%	4%	8%	39%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.88%	0.90%	0.90%	0.88%	0.93%
Interest and fee expense(4)	0.03%	0.08%	0.09%	0.11%	0.28%
Total expenses before custodian fee reduction	0.91%	0.98%	0.99%	0.99%	1.21%
Expenses after custodian fee reduction excluding interest and fees	0.88%	0.90%	0.89%	0.88%	0.92%
Net investment income	3.50%	3.81%	4.38%	4.39%	4.75%
Senior Securities:
Total preferred shares outstanding	784	784	784	784	784
Asset coverage per preferred share(5)	$68,650	$73,649	$68,605	$72,478	$72,996
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$13.900	$12.760	$13.400	$13.620	$11.530

Income (Loss) From Operations
Net investment income(1)	$0.714	$0.775	$0.868	$0.847	$0.857
Net realized and unrealized gain (loss)	(1.537)	1.162	(0.621)	(0.167)	2.087
Distributions to preferred shareholders(1)
From net investment income	(0.010)	(0.013)	(0.018)	(0.021)	(0.066)

Total income (loss) from operations	$(0.833)	$1.924	$0.229	$0.659	$2.878

Less Distributions to Common Shareholders
From net investment income	$(0.687)	$(0.784)	$(0.869)	$(0.879)	$(0.788)

Total distributions to common shareholders	$(0.687)	$(0.784)	$(0.869)	$(0.879)	$(0.788)

Net asset value — End of year (Common shares)	$12.380	$13.900	$12.760	$13.400	$13.620

Market value — End of year (Common shares)	$11.120	$13.970	$12.890	$14.000	$13.610

Total Investment Return on Net Asset Value(2)	(6.01)%	15.47%	2.16%	5.20%	26.71%

Total Investment Return on Market Value(2)	(16.01)%	14.89%	(1.21)%	9.99%	37.98%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$31,779	$35,669	$32,717	$34,328	$34,847
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.40%	1.42%	1.47%	1.41%	1.51%
Interest and fee expense(4)	0.17%	0.22%	0.28%	0.28%	0.63%
Total expenses before custodian fee reduction	1.57%	1.64%	1.75%	1.69%	2.14%
Expenses after custodian fee reduction excluding interest and fees	1.40%	1.42%	1.46%	1.41%	1.50%
Net investment income	5.33%	5.80%	7.07%	6.49%	7.67%
Portfolio Turnover	14%	18%	17%	13%	30%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.01%	1.02%	1.03%	1.01%	1.03%
Interest and fee expense(4)	0.12%	0.16%	0.20%	0.20%	0.43%
Total expenses before custodian fee reduction	1.13%	1.18%	1.23%	1.21%	1.46%
Expenses after custodian fee reduction excluding interest and fees	1.01%	1.02%	1.02%	1.01%	1.02%
Net investment income	3.85%	4.18%	4.98%	4.65%	5.24%
Senior Securities:
Total preferred shares outstanding	530	530	530	530	530
Asset coverage per preferred share(5)	$84,960	$92,301	$86,730	$89,770	$90,749
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$13.800	$12.220	$12.960	$12.980	$11.330

Income (Loss) From Operations
Net investment income(1)	$0.736	$0.762	$0.814	$0.828	$0.846
Net realized and unrealized gain (loss)	(1.584)	1.606	(0.759)	(0.058)	1.592
Distributions to preferred shareholders(1)
From net investment income	(0.013)	(0.016)	(0.023)	(0.028)	(0.101)

Total income (loss) from operations	$(0.861)	$2.352	$0.032	$0.742	$2.337

Less Distributions to Common Shareholders
From net investment income	$(0.719)	$(0.772)	$(0.772)	$(0.762)	$(0.687)

Total distributions to common shareholders	$(0.719)	$(0.772)	$(0.772)	$(0.762)	$(0.687)

Net asset value — End of year (Common shares)	$12.220	$13.800	$12.220	$12.960	$12.980

Market value — End of year (Common shares)	$11.380	$15.200	$12.780	$14.100	$13.250

Total Investment Return on Net Asset Value(2)	(6.46)%	19.50%	0.65%	6.04%	22.05%

Total Investment Return on Market Value(2)	(20.91)%	25.85%	(3.25)%	13.01%	25.48%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$30,995	$34,985	$30,922	$32,726	$32,710
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees(4)	1.33%	1.35%	1.42%	1.36%	1.57%
Interest and fee expense(5)	0.02%	0.01%	0.02%	0.02%	0.10%
Total expenses	1.35%	1.36%	1.44%	1.38%	1.67%
Net investment income	5.51%	5.83%	6.98%	6.61%	7.87%
Portfolio Turnover	12%	12%	10%	11%	18%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	0.89%	0.89%	0.90%	0.88%	0.95%
Interest and fee expense(5)	0.01%	0.01%	0.01%	0.01%	0.06%
Total expenses	0.90%	0.90%	0.91%	0.89%	1.01%
Net investment income	3.67%	3.85%	4.43%	4.30%	4.77%
Senior Securities:
Total preferred shares outstanding	680	680	680	680	680
Asset coverage per preferred share(6)	$70,581	$76,450	$70,474	$73,128	$73,104
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$14.460	$13.180	$13.640	$13.900	$12.030

Income (Loss) From Operations
Net investment income(1)	$0.812	$0.829	$0.893	$0.878	$0.889
Net realized and unrealized gain (loss)	(1.742)	1.342	(0.460)	(0.270)	2.123
Distributions to preferred shareholders(1)
From net investment income	(0.014)	(0.018)	(0.025)	(0.030)	(0.071)
From net realized gain	—	—	—	—	(0.045)

Total income (loss) from operations	$(0.944)	$2.153	$0.408	$0.578	$2.896

Less Distributions to Common Shareholders
From net investment income	$(0.806)	$(0.873)	$(0.868)	$(0.838)	$(0.753)
From net realized gain	—	—	—	—	(0.273)

Total distributions to common shareholders	$(0.806)	$(0.873)	$(0.868)	$(0.838)	$(1.026)

Net asset value — End of year (Common shares)	$12.710	$14.460	$13.180	$13.640	$13.900

Market value — End of year (Common shares)	$11.590	$15.780	$13.030	$14.230	$14.600

Total Investment Return on Net Asset Value(2)	(6.69)%	16.76%	3.63%	4.53%	27.36%

Total Investment Return on Market Value(2)	(22.03)%	28.88%	(1.79)%	3.82%	20.09%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$37,619	$42,791	$38,972	$40,256	$40,956
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.35%	1.33%	1.41%	1.36%	1.52%
Interest and fee expense(4)	0.06%	0.04%	0.08%	0.07%	0.17%
Total expenses before custodian fee reduction	1.41%	1.37%	1.49%	1.43%	1.69%
Expenses after custodian fee reduction excluding interest and fees	1.35%	1.33%	1.40%	1.36%	1.51%
Net investment income	5.83%	5.98%	7.19%	6.67%	7.80%
Portfolio Turnover	14%	11%	12%	19%	8%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.88%	0.87%	0.88%	0.87%	0.91%
Interest and fee expense(4)	0.04%	0.03%	0.05%	0.05%	0.10%
Total expenses before custodian fee reduction	0.92%	0.90%	0.93%	0.92%	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.88%	0.87%	0.88%	0.87%	0.90%
Net investment income	3.82%	3.91%	4.51%	4.28%	4.68%
Senior Securities:
Total preferred shares outstanding	869	869	869	869	869
Asset coverage per preferred share(5)	$68,290	$74,242	$69,847	$71,327	$72,133
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized

52

Eaton Vance

Municipal Bond Funds

September 30, 2013

Notes to Financial Statements — continued

prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
September 30, 2016	$658,427	$52,500	$—	$1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforward	$15,486,062	$6,288,497	$1,375,246	$1,097,283

Deferred capital losses	$7,556,202	$5,315,587	$1,385,634	$162,382

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
September 30, 2016	$—	$41,818	$83,319	$—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforward	$3,674,958	$4,368,915	$5,754,458	$2,874,946

Deferred capital losses	$1,501,196	$1,696,957	$1,180,207	$1,931,731

As of September 30, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by

53

Eaton Vance

Municipal Bond Funds

September 30, 2013

Notes to Financial Statements — continued

a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$41,885,000	$9,885,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.07 - 0.27	0.07 - 0.12	0.07 - 0.09
Collateral for Floating Rate Notes Outstanding	$49,779,953	$11,316,366	$4,144,046

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$225,000	$8,690,000	$1,050,000	$4,440,000
Interest Rate or Range of Interest Rates (%)	0.22	0.07 - 0.09	0.07 - 1.25	0.07 - 1.25
Collateral for Floating Rate Notes Outstanding	$253,623	$10,679,680	$1,358,715	$5,762,365

For the year ended September 30, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$42,242,479	$9,885,000	$3,330,000
Average Interest Rate	0.69%	0.68%	0.70%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$1,645,795	$8,384,932	$613,836	$3,177,534
Average Interest Rate	0.94%	0.68%	0.86%	0.81%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

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September 30, 2013

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and

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Notes to Financial Statements — continued

are payable at the end of each dividend period. The dividend rates for APS at September 30, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at September 30, 2013	0.11%	0.11%	0.11%	0.11%	0.11%
Dividends Accrued to APS Shareholders	$44,757	$44,802	$51,075	$26,566	$25,938
Average APS Dividend Rates	0.20%	0.20%	0.20%	0.20%	0.19%
Dividend Rate Ranges (%)	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at September 30, 2013	0.11%	0.11%	0.11%	0.11%
Dividends Accrued to APS Shareholders	$38,265	$25,993	$34,076	$42,842
Average APS Dividend Rates	0.20%	0.20%	0.20%	0.20%
Dividend Rate Ranges (%)	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2013.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2013 and September 30, 2012 was as follows:

	Year Ended September 30, 2013
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,664,820	$2,967,749	$1,417,670	$1,202,842
Ordinary income	$8,512	$804	$—	$8,824

	Year Ended September 30, 2013
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,913,486	$1,789,259	$1,856,790	$2,428,835
Ordinary income	$20,070	$46	$2,005	$347

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Notes to Financial Statements — continued

	Year Ended September 30, 2012
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$8,837,775	$3,139,020	$1,516,786	$1,377,492
Ordinary income	$10,796	$4,392	$—	$—

	Year Ended September 30, 2012
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,158,297	$2,042,548	$1,996,065	$2,634,314
Ordinary income	$—	$747	$592	$—

During the year ended September 30, 2013, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount.

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Change in:
Paid-in capital	$—	$—	$(179,329)	$(384,407)
Accumulated net realized loss	$12,232	$13,076	$186,117	$381,679
Accumulated undistributed (distributions in excess of) net investment income	$(12,232)	$(13,076)	$(6,788)	$2,728

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Change in:
Paid-in capital	$—	$—	$(321,979)	$—
Accumulated net realized loss	$1,915	$15,486	$364,343	$22,605
Accumulated undistributed net investment income	$(1,915)	$(15,486)	$(42,364)	$(22,605)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Undistributed tax-exempt income	$248,126	$66,829	$67,526	$47,703
Capital loss carryforward and deferred capital losses	$(23,042,264)	$(11,604,084)	$(2,760,880)	$(1,259,665)
Net unrealized appreciation (depreciation)	$(581,458)	$2,213,703	$1,721,880	$67,124
Other temporary differences	$(562)	$(403)	$(171)	$(251)

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	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Undistributed tax-exempt income	$135,547	$76,358	$68,824	$157,740
Capital loss carryforward and deferred capital losses	$(5,176,154)	$(6,065,872)	$(6,934,665)	$(4,806,677)
Net unrealized appreciation	$2,280,784	$1,387,657	$2,250,136	$309,928
Other temporary differences	$(431)	$(250)	$(160)	$(273)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount, expenditures on defaulted bonds and residual interest bonds.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the year ended September 30, 2013, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$1,190,165	$462,910	$232,201	$193,706

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$321,684	$310,113	$283,468	$362,713

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2013 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$15,213,823	$5,922,980	$1,130,240	$10,196,472
Sales	$15,752,434	$8,178,303	$1,434,984	$9,949,820

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$6,155,925	$7,351,888	$6,238,783	$11,739,592
Sales	$10,598,825	$8,844,328	$6,119,127	$9,126,988

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6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the years ended September 30, 2013 and September 30, 2012 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Year Ended September 30, 2013	6,020	1,517	692	144
Year Ended September 30, 2012	17,109	2,340	2,043	1,181

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Year Ended September 30, 2013	3,216	760	2,095	1,153
Year Ended September 30, 2012	11,044	2,145	4,058	2,539

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$161,551,682	$66,221,933	$34,615,712	$32,862,209

Gross unrealized appreciation	$8,742,290	$3,920,410	$2,103,176	$1,459,560
Gross unrealized depreciation	(9,323,748)	(1,706,707)	(381,296)	(1,392,436)

Net unrealized appreciation (depreciation)	$(581,458)	$2,213,703	$1,721,880	$67,124

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$50,232,265	$41,482,910	$44,617,199	$58,207,774

Gross unrealized appreciation	$2,926,055	$2,436,827	$3,363,472	$2,233,191
Gross unrealized depreciation	(645,271)	(1,049,170)	(1,113,336)	(1,923,263)

Net unrealized appreciation	$2,280,784	$1,387,657	$2,250,136	$309,928

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2013, Municipal Fund II, Michigan Fund and Pennsylvania Fund had payments due to SSBT pursuant to the foregoing arrangement of $23,111, $375,584 and $30,013, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2013. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2013. The Funds’ average overdraft advances during the year ended September 30, 2013 were not significant.

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9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Municipal II	12/13	58 U.S. Long Treasury Bond	Short	$(7,642,753)	$(7,735,750)	$(92,997)
California II	12/13	20 U.S. 10-Year Treasury Note	Short	$(2,477,933)	$(2,527,813)	$(49,880)
	12/13	23 U.S. Long Treasury Bond	Short	(3,030,747)	(3,067,625)	(36,878)
Massachusetts	12/13	14 U.S. Long Treasury Bond	Short	$(1,844,803)	$(1,867,250)	$(22,447)
Michigan	12/13	7 U.S. Long Treasury Bond	Short	$(915,682)	$(933,625)	$(17,943)
New Jersey	12/13	60 U.S. Long Treasury Bond	Short	$(7,906,296)	$(8,002,500)	$(96,204)
New York II	12/13	22 U.S. Long Treasury Bond	Short	$(2,898,975)	$(2,934,250)	$(35,275)
Ohio	12/13	22 U.S. Long Treasury Bond	Short	$(2,883,858)	$(2,934,250)	$(50,392)
Pennsylvania	12/13	55 U.S. Long Treasury Bond	Short	$(7,247,438)	$(7,335,625)	$(88,187)

At September 30, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2013 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Liability Derivative:
Futures Contracts	$(92,997	)(1)	$(86,758	)(1)	$(22,447	)(1)	$(17,943	)(1)

Total	$(92,997)		$(86,758)		$(22,447)		$(17,943)

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	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(96,204	)(1)	$(35,275	)(1)	$(50,392	)(1)	$(88,187	)(1)

Total	$(96,204)		$(35,275)		$(50,392)		$(88,187)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2013 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$737,918	(1)	$389,889	(1)	$178,439	(1)	$38,916	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(85,711	)(2)	$(77,997	)(2)	$(27,562	)(2)	$(13,344	)(2)

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$945,637	(1)	$280,403	(1)	$206,506	(1)	$733,039	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(123,606	)(2)	$(43,313	)(2)	$(56,238	)(2)	$(110,108	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the year ended September 30, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Notional Amount:
Futures Contracts	$6,546,000	$4,838,000	$1,400,000	$523,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts	$7,231,000	$2,200,000	$1,892,000	$5,808,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$202,826,027	$—	$202,826,027
Corporate Bonds & Notes	—	—	29,197	29,197

Total Investments	$—	$202,826,027	$29,197	$202,855,224

Liability Description

Futures Contracts	$(92,997)	$—	$—	$(92,997)

Total	$(92,997)	$—	$—	$(92,997)

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$78,320,636	$—	$78,320,636

Total Investments	$—	$78,320,636	$—	$78,320,636

Liability Description

Futures Contracts	$(86,758)	$—	$—	$(86,758)

Total	$(86,758)	$—	$—	$(86,758)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$39,667,592	$—	$39,667,592

Total Investments	$—	$39,667,592	$—	$39,667,592

Liability Description

Futures Contracts	$(22,447)	$—	$—	$(22,447)

Total	$(22,447)	$—	$—	$(22,447)

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Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$32,929,333	$—	$32,929,333

Total Investments	$—	$32,929,333	$—	$32,929,333

Liability Description

Futures Contracts	$(17,943)	$—	$—	$(17,943)

Total	$(17,943)	$—	$—	$(17,943)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$52,314,469	$—	$52,314,469
Taxable Municipal Securities	—	423,580	—	423,580

Total Investments	$—	$52,738,049	$—	$52,738,049

Liability Description

Futures Contracts	$(96,204)	$—	$—	$(96,204)

Total	$(96,204)	$—	$—	$(96,204)

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,560,567	$—	$51,560,567

Total Investments	$—	$51,560,567	$—	$51,560,567

Liability Description

Futures Contracts	$(35,275)	$—	$—	$(35,275)

Total	$(35,275)	$—	$—	$(35,275)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$47,917,335	$—	$47,917,335

Total Investments	$—	$47,917,335	$—	$47,917,335

Liability Description

Futures Contracts	$(50,392)	$—	$—	$(50,392)

Total	$(50,392)	$—	$—	$(50,392)

63

Eaton Vance

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September 30, 2013

Notes to Financial Statements — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$62,957,702	$—	$62,957,702

Total Investments	$—	$62,957,702	$—	$62,957,702

Liability Description

Futures Contracts	$(88,187)	$—	$—	$(88,187)

Total	$(88,187)	$—	$—	$(88,187)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs.

Level 3 investments held by Municipal Fund II at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2013 is not presented.

At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

64

Eaton Vance

Municipal Bond Funds

September 30, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (collectively, the “Funds”) including the portfolios of investments, as of September 30, 2013, and the related statements of operations for the year then ended, the statements of cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2013, the results of their operations for the year then ended, the cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 15, 2013

65

Eaton Vance

Municipal Bond Funds

September 30, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of distributions as exempt-interest dividends:

Eaton Vance Municipal Bond Fund II	99.89%
Eaton Vance California Municipal Bond Fund II	99.97%
Eaton Vance Massachusetts Municipal Bond Fund	100.00%
Eaton Vance Michigan Municipal Bond Fund	99.27%
Eaton Vance New Jersey Municipal Bond Fund	98.96%
Eaton Vance New York Municipal Bond Fund II	100.00%
Eaton Vance Ohio Municipal Bond Fund	99.89%
Eaton Vance Pennsylvania Municipal Bond Fund	99.99%

66

Eaton Vance

Municipal Bond Funds

September 30, 2013

Annual Meeting of Shareholders (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 19, 2013. Scott E. Eston, Thomas E. Faust Jr. and Allen R. Freedman were elected Class II Trustees of each Fund for a three-year term expiring in 2016. Mr. Esty was nominated for election by the holders of each Fund’s APS. Due to a lack of quorum of APS, each Fund was unable to act on the election of Mr. Esty. Accordingly, Mr. Esty will remain in office and continue to serve as Trustee of each Fund until his successor is duly elected and qualified.

	Nominee for Class II Trustee Elected by APS Shareholders: Benjamin C. Esty	Nominee for Class II Trustee Elected by All Shareholders: Scott E. Eston	Nominee for Class II Trustee Elected by All Shareholders: Thomas E. Faust Jr.	Nominee for Class IITrustee Elected by All Shareholders: Allen R. Freedman
Municipal Fund II
For	315	9,055,700	9,056,548	8,978,864
Withheld	65	315,629	314,781	392,465
California Fund II
For	62	3,417,343	3,417,343	3,416,671
Withheld	0	81,145	81,145	81,817
Massachusetts Fund
For	58	1,601,865	1,601,865	1,615,117
Withheld	33	35,145	35,145	21,893
Michigan Fund
For	191	1,424,724	1,422,654	1,420,695
Withheld	1	30,540	32,610	34,569
New Jersey Fund
For	102	2,363,609	2,363,599	2,363,609
Withheld	3	115,170	115,180	115,170
New York Fund II
For	89	2,334,288	2,334,288	2,334,288
Withheld	25	59,958	59,958	59,958
Ohio Fund
For	88	2,301,441	2,301,441	2,213,058
Withheld	17	73,110	73,110	161,493
Pennsylvania Fund
For	329	2,676,013	2,676,780	2,652,663
Withheld	4	53,646	52,879	76,996

67

Eaton Vance

Municipal Bond Funds

September 30, 2013

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

68

Eaton Vance

Municipal Bond Funds

September 30, 2013

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of September 30, 2013, Fund records indicate that there are 17, 5, 3, 5, 6, 12, 6 and 26 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,900, 1,276, 862, 899, 1,189, 1,116, 1,400 and 1,602 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

69

Eaton Vance

Municipal Bond Funds

September 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II

•	Eaton Vance California Municipal Bond Fund II

•	Eaton Vance Massachusetts Municipal Bond Fund

•	Eaton Vance Michigan Municipal Bond Fund

•	Eaton Vance New Jersey Municipal Bond Fund

•	Eaton Vance New York Municipal Bond Fund II

•	Eaton Vance Ohio Municipal Bond Fund

•	Eaton Vance Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the

71

Eaton Vance

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Board of Trustees’ Contract Approval — continued

resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds approved by the Board, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which the Board noted had improved for periods ended as of December 31, 2012.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedules is not appropriate at this time.

72

Eaton Vance

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September 30, 2013

Management and Organization

Fund Management.  The Trustees and officers of Eaton Vance Municipal Bond Fund II (EIV), Eaton Vance California Municipal Bond Fund II (EIA), Eaton Vance Massachusetts Municipal Bond Fund (MAB), Eaton Vance Michigan Municipal Bond Fund (MIW), Eaton Vance New Jersey Municipal Bond Fund (EMJ), Eaton Vance New York Municipal Bond Fund II (NYH), Eaton Vance Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund (EIP) (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Funds	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2016. 3 years. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2016. 3 years. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty(A) 1963	Class II Trustee	Until 2013. 3 years. Trustee since 2005.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Class II Trustee	Until 2016. 3 years. Trustee since 2007.

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Class I Trustee	Until 2015. 3 years. Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

73

Eaton Vance

Municipal Bond Funds

September 30, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class III Trustee	Until 2014. 3 years. Trustee since 2003.

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class I Trustee	Until 2015. 3 years. Trustee since 2002.

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Class III Trustee	Until 2014. 2 years. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class I Trustee	Until 2015. 3 years. Chairman of the Board since 2007 and Trustee since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Funds	Length of Service	Principal Occupation(s) During Past Five Years

Cynthia J. Clemson 1963	President of EIA, MIW, NYH, EIO and EIP	Since 2005	Vice President of EVM and BMR.

Thomas M. Metzold 1958	President of MAB, EIV and EMJ	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

74

Eaton Vance

Municipal Bond Funds

September 30, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Funds since 2007.
(A)	APS Trustee.

75

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Funds’ Board of Trustees approved a share repurchase program authorizing each Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, will be disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

76

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1557-11/13	CE-8IMBIISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2012 and September 30, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	9/30/12	9/30/13
Audit Fees	$26,990	$27,290
Audit-Related Fees(1)	$3,915	$3,915
Tax Fees(2)	$8,200	$8,610
All Other Fees(3)	$310	$0

Total	$39,415	$39,815

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended September 30, 2012 and September 30, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/12	9/30/13
Registrant	$12,425	$12,525
Eaton Vance(1)	$606,619	$369,820

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management

Cynthia J. Clemson, portfolio manager of Eaton Vance California Municipal Bond Fund II, William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Municipal Bond Fund II and Eaton Vance Ohio Municipal Bond Fund, Craig R. Brandon, portfolio manager of Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is a Vice President of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”). Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.

The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars)

in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Cynthia J. Clemson
Registered Investment Companies	11	$2,676.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William H. Ahern, Jr.
Registered Investment Companies	14	$3,157.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Craig R. Brandon
Registered Investment Companies	15	$1,788.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	14	$1,370.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund

California Municipal Bond Fund II
Cynthia J. Clemson	None
Michigan Municipal Bond Fund
Municipal Bond Fund II
Ohio Municipal Bond Fund
William H. Ahern, Jr.	None
Massachusetts Municipal Bond Fund
New York Municipal Bond Fund II
Craig R. Brandon	None
New Jersey Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: November 7, 2013

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: November 7, 2013